CONDENSED FINANCIAL STATEMENTS - PARENT COMPANY ONLY (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net income	$ 4,989,914	$ 3,161,464
Adjustments to reconcile net income to net cash provided by operating activities
Stock based compensation	388,715	253,466
Deferred income tax benefit	(868,928)	(646,717)
Net Cash Provided by Operating Activities	12,030,866	10,322,468
Cash Flows from Financing Activities
Dividends Paid	1,421,571	1,932,099
Proceeds from Small Business lending Fund Preferred Stock	0	20,000,000
Redemption of Troubled Asset Relief Program Preferred Stock	0	(16,317,000)
Exercise of stock options	82,550	121,319
Net change in ESOP loan	(1,942)	(406,425)
Redemption of common stock	294,088	409,965
Net Cash Used in Financing Activities	(7,707,351)	92,862,834
Increase (Decrease) in Cash	(7,822,534)	9,294,753
Cash and Cash Equivalents - January 1	19,118,189	9,823,436
Cash and Cash Equivalents - December 31	11,295,655	19,118,189
Parent Company [Member]
Cash Flows from Operating Activities
Net income	4,989,914	3,161,464
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of subsidiary	(3,252,719)	(537,621)
Stock based compensation	388,715	253,466
Increase in other assets	(89,610)	(301,185)
Deferred income tax benefit	(19,980)	(36,357)
Increase in current liabilities	56,611	108,595
Net Cash Provided by Operating Activities	2,072,931	2,648,362
Cash Flows from Financing Activities
Dividends Paid	(1,421,571)	(1,932,099)
Proceeds from Small Business lending Fund Preferred Stock	0	20,000,000
Redemption of Troubled Asset Relief Program Preferred Stock	0	(16,317,000)
Downstream of capital to subsidiary	(114,694)	(3,950,148)
Exercise of stock options	82,550	121,319
Net change in ESOP loan	(1,942)	(406,425)
Redemption of common stock	(294,088)	(409,965)
Net Cash Used in Financing Activities	(1,749,745)	(2,894,318)
Increase (Decrease) in Cash	323,186	(245,956)
Cash and Cash Equivalents - January 1	337,704	583,660
Cash and Cash Equivalents - December 31	$ 660,890	$ 337,704